COMMITMENTS	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 5 — COMMITMENTS:

a.	Royalty Commitments:

1)
The Company is obligated to pay royalties to the NATI on proceeds from the sale of products developed from research and development activities that were funded, partially, by grants from the NATI.

Under the specific terms of the funding arrangements with the NATI, royalties of 3.5% to 25% are payable on the sale of products developed with funding received from the NATI, which payments shall not exceed, in the aggregate, 300% of the amount of the grant received (dollar linked), plus interest at annual rate based on LIBOR.

As of December 31, 2017, the Company had recognized and received grants from the NATI in the amount of $1,431. Through December 31, 2017, the Company recorded an accumulated royalty expense of $1,997, of which an amount of $492 was paid during 2016, as royalties to the NATI with respect to revenue recognized until 2013.

The Company did not receive any grants from the NATI for the years ended December 31, 2015, 2016 and 2017.

2)
The Company has an agreement, that was amended several times (hereafter — the agreements) with Yissum Research Development Company (hereafter — “Yissum”), the technology-licensing arm of the Hebrew University of Jerusalem.

According to the agreements, the Company received from Yissum an exclusive and a non-exclusive license for the commercialization of certain Yissum patents. According to the agreements the Company shall pay Yissum:

i.	Royalties of 1.5% of net sales related to certain patents.
ii.	1.5% – 8% of proceeds received by the Company for the sub-license or license of certain patents.

The term of the above mentioned agreements terminated on May 4, 2013. According to the agreements, the Company may continue commercial use of certain Yissum’s patents in connection with the products and subject to the obligation to pay Yissum the royalties and the sub-license fees.

The Company granted rights to a third party for use and commercialization of certain Yissum patents.

b.	Lease Agreements

The Company leases office spaces and research and development facilities under several agreements. These agreements are linked to the change in the Israeli consumer price index and expire in December 2020.

The annual lease expenses for the years ended December 31, 2015, 2016 and 2017 were approximately $256, $316 and $464, respectively.

As of December 31, 2017, future minimum lease commitments under these operating lease agreements are as follows:

Year	Amount
2018	479
2019	479
2020	479
Total	$1,437

As security for its obligation under the lease agreements the Company deposited $120 which are classified as restricted long-term deposits.

c.
Vehicle Lease Agreements

The Company has entered into operating lease agreements for vehicles used by its employees for a period of 3 years. The annual lease expenses for the years ended December 31, 2015, 2016 and 2017 were $163, $156 and $187, respectively.

The expected annual lease payments under this agreement for the next three years are $124, $117 and $64 for the years ending December 31, 2018, 2019 and 2020, respectively.

As security for its obligation under the lease agreements the Company deposited $41, $30 of which is classified as restricted long term receivables.

d.
In connection with the acquisition of the Company, as described in note 1, the Executive Officers and certain employees were entitled, subject to certain research and development milestones and other conditions, as set forth in the agreement, to a special bonus in an aggregate amount of up to $3,000, out of which $1,746 and $254 were paid in 2014 and 2016 to Executive Officers and certain employees, respectively.

In 2017, upon the achievement of the remaining milestone, the Company paid an additional $1,000, out of which $873 and $127 were paid to Executive Officers and employees, respectively.

e.
In June 2008, the Company entered into a Master Clinical Trial Services Agreement with a third party, which was later amended in April 2016, to retain its services as a clinical research organization for certain product candidate subject to task work orders to be issued by the Company. As consideration for its services the Company will pay a total amount of approximately $3,992 during the term of the engagement and based on achievement of certain milestones, $1,730 and $ 1,792 of which were recognized as an expense during the years ended December 31, 2016 and 2017, respectively.

f.
In March 2015, the Company entered into a Clinical Development Master Services Agreement (which was amended during 2016) with a third party, to retain it as another clinical research organization, for its Phase II clinical trial for acne. As consideration for its services the Company will pay a total amount of approximately $7,230 during the term of the engagement and based on achievement of certain milestones, $191, $4,707 and $1,977 of which were recognized as an expense during the years ended December 31, 2015, 2016 and 2017, respectively.

g.
In April 2015, the Company entered into a development, manufacturing and commercialization agreement, as amended on October 26, 2015, with a third party, to work towards the objective of obtaining all FDA approvals necessary for the commercialization of one of its product candidates in the U.S. Under this agreement, the third party is obligated to conduct all regulatory, scientific, clinical and technical activities necessary to develop the product and prepare and file an abbreviated new drug application (hereafter- ANDA), with the FDA and gain regulatory approval. As soon as reasonably practical after FDA approval, the third party has exclusive rights and is required to use diligent efforts to commercialize this product in the U.S., including all required sales, marketing and distributing activities associated with the agreement. The Company is entitled to 50% of the third party’s gross profits related to the sale of this product, as such term is defined in the agreement, on a quarterly basis, for a period of 20 years following the first commercial sale of this product in the U.S.

Each party is responsible for its own costs in relation to performance under the agreement. The Company will finance all out-of-pocket clinical trial expenses (including materials), and the third party will reimburse the Company for 40% of the out-of-pocket clinical trial expenses as follows (a) in case of success of obtaining the FDA approval, by financing the Company's share in the  out-of-pocket litigation expenses (and by a cash payment if such financing is less than the reimbursement owed to the Company) , or (b) in case of failure to obtain the required FDA approval for the commercialization of the product candidate, by paying back the Company an amount equal to 40% of its out-of-pocket expenses. The Company recognized the third party's obligation in an amount of $1,606 as long term receivables.

The total consideration for the clinical trial is approximately $4,753 during the term of the engagement, of which the Company will recognize 60% as an expense. During the years ended December 31, 2016 and 2017, the Company recognized $1,785 and $1,067, respectively as an expense.

h.
On May 28, 2015, the Company entered into a Product Development, Manufacturing and Supply Agreement with a third party (hereafter — the CMO), a manufacturer of pharmaceutical drug products for consumer use, for the development, manufacture and supply of clinical materials for our Phase III trial of one of the products candidates.

The CMO will develop an acceptable, scaled-up formulation and manufacturing process for this product. Unless earlier terminated, the initial term of the agreement is set for a period of five years which automatically renews thereafter for additional two year periods except if either party provides a notice of non-renewal not less than 12 months prior to the end of the then applicable renewal term. Until the Company determines at its sole discretion that an acceptable stable, scaled-up formulation and manufacturing process has been developed for each product, either party may terminate the agreement by providing 120 days’ prior written notice to the other party. The CMO will manufacture, deliver and sell to the Company pursuant to written purchase orders at the times and quantities specified by the Company, $797, $580 and $1,306 were recognized as an expense during the years ended December 31, 2015, 2016 and 2017,respectively.

i.
On December 31, 2015, the Company assumed, following the transfer of an in-process research and development product candidate (hereafter — the Product) from a related party, an agreement with a third party for the development, manufacturing and commercialization of this product. According to this agreement, the third party will conduct all regulatory, scientific, clinical and technical activities necessary to develop the Product. The Company will be responsible to pay all out-of-pocket expenses incurred by the third party in performing its services under the development plan. The Company will pay the third party approximately $2,000 upon NDA submission of the Product, and approximately $3,000 upon the approval of the FDA on the first NDA for the Product. In addition, the Company will be required to pay royalties to the third party on the net sales of the Product (as defined in the agreement) ranging from 5.5% to 6.5% depending on the net sale volume of the Product. As of the date of these financial statements, none of the agreed upon milestones have been met.

j.
In June 2016, the Company entered into a development, manufacturing and commercialization agreement, with a third party, to work towards the objective of obtaining all FDA approvals necessary for the commercialization of one of its product candidates in the U.S. Under this agreement, the third party is obligated to conduct all regulatory, scientific, clinical and technical activities necessary to develop the product and prepare and file ANDA, with the FDA and gain regulatory approval. The Company is obligated for sourcing the active pharmaceutical ingredient (API) during the development phase. As soon as reasonably practical after FDA approval, the third party has exclusive rights and is required to use diligent efforts to commercialize this product in the U.S., including all required sales, marketing and distributing activities associated with the agreement. The Company is entitled to 50% of the third party’s gross profits related to the sale of this product, as such term is defined in the agreement, on a quarterly basis, for a period of 20 years following the first commercial sale of this product in the U.S. As of the date of these financial statements, none of the agreed upon milestones have been met.

k.
On August 22, 2017, the Company assumed, following the transfer of an in-process research and development product candidate (hereafter - the Second Product) from a related party, an agreement with a third party for the development, manufacturing and commercialization of the Second Product. According to this agreement, the third party will conduct all regulatory, scientific, clinical and technical activities necessary to develop the Second Product. The Company will be responsible to pay 80% of the out-of-pocket clinical study expenses incurred by the third party. The Company is entitled to 50% of future gross profit of the Product sold by the third party. See also note 9f.

l.
In October 2017, the Company entered into a Clinical Development Master Services Agreement with a third party, to retain it as clinical research organization for certain product candidate. As consideration for its services the Company will pay a total amount of approximately $7,615, during the term of the engagement and based on achievement of certain milestones, $50 of which were recognized as an expense through December 31, 2017.